EQUITY	12 Months Ended
Jun. 30, 2026
Equity [abstract]
EQUITY	EQUITY

ACCOUNTING POLICIES
Stated share capital
Ordinary shares and the cumulative preference shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.

Repurchase and reissue of share capital (treasury shares)
When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from stated share capital.

Dividends Dividends are recognised as a liability on the date on which they are declared which is the date when the shareholders’ right to the dividends vests.

20.1STATED SHARE CAPITAL
All ordinary shares rank equally regarding the Company’s residual assets. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the Company’s shares held by the Group are suspended until those shares are reissued.
Preference shareholders participate only to the extent of the face value of the shares. Holders of preference shares do not have the right to participate in any additional dividends declared for ordinary shareholders. These shares do not have voting rights.

	2026	2025	2024

Number of shares
Authorised number of ordinary shares of no par value	1,500,000,000	1,500,000,000	1,500,000,000
Authorised and issued number of cumulative preference shares of 10 cents each[1]	5,000,000	5,000,000	5,000,000
Reconciliation of issued number of ordinary shares:
Ordinary shares issued at the beginning of the year	864,588,711	864,588,711	864,588,711
Issued in terms of employee share schemes[2]	2,808,988	—	—
Ordinary shares issued at the end of the year[3]	867,397,699	864,588,711	864,588,711
Number of treasury shares held within group (a)	—	2,153,302	3,090,081
[1] Randgold and Exploration Company Limited owns 100% of the cumulative preference shares. The holders of cumulative preference shares do not have voting rights unless any preference dividend is in arrears for more than six months.
2On 27 August 2025, 1,726,955 new ordinary shares were issued in terms of the DSP scheme grant. A further 1,082,033 new ordinary shares were issued in terms of the ELTI scheme on 20 October 2025, for the purposes of settling the conditional shares vesting on
19 October 2025.
[3]Subsequent to year end, 1,358,826 new ordinary shares were issued in terms of the DSP scheme grant on 2 September 2026.
20EQUITY continued
20.1STATED SHARE CAPITAL continued
RELATED PARTY RELATIONSHIPS AND TRANSACTIONS
(a)Treasury shares
Shares in DRDGOLD Limited are held in treasury by Ergo Mining Operations Proprietary Limited (“EMO”). No shares were acquired in the market during the year ended 30 June 2026, 30 June 2025 and 30 June 2024. During the year ended
30 June 2026, 2,153,302 (30 June 2025: 936,779; 30 June 2024: 806,582) shares were used to settle the equity settled share-based payment, at Rnil cashflow to the Group. R11.6 million, representing the average cost of the treasury shares used to settle the share-based payment, was transferred to retained earnings (30 June 2025: R5.1 million; 30 June 2024:
R4.3 million).
20.2DIVIDENDS

Amounts in R million	2026	2025	2024

Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 40 SA cents per share (2025: 20 SA cents per share; 2024: 65 SA cents per share)	345.7	172.3	559.4
Interim dividend: 50 SA cents per share (2025: 30 SA cents per share; 2024: 20 SA cents per share)	433.6	258.7	172.3
Total	779.3	431.0	731.7
Subsequent to year end, on 19 August 2026 a dividend of 120 SA cents per qualifying share amounting to R1,042.5 million was declared by the directors as a final dividend for the year ended 30 June 2026. The dividend has not been provided for and does not have any tax impact on the Group.